GREAT-WEST FUNDS, INC.
Great-West Real Estate Index Fund
Initial Class Sticker: MXREX
(the “Fund”)

Supplement dated September 25, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014, and the Statement of Additional Information
for Great-West Funds, Inc., dated May 1, 2014

Effective immediately, Deane Gyllenhaal has been added as a senior portfolio manager of the Fund. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Portfolio Managers.”

Name	Title	Length of Service as Manager of Fund
Deane Gyllenhaal	Senior Portfolio Manager	2014
Lou Bottari	Portfolio Manager	2012
Patrick Waddell, CFA	Portfolio Manager	2012
Peter Matthew	Assistant Portfolio Manager	2012

Under the sub-section “Geode Capital Management, LLC” of the “Sub-Adviser” section on page 10 of the Prospectus, the following information is hereby added:

“Deane Gyllenhaal has been a senior portfolio manager with Geode since August 2014. Prior to that, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management since 2006 and was employed at State Street Global Advisors for 10 years in various roles, most recently as senior portfolio manager, and has over 24 years of industry experience.”

Under the “Other Accounts Managed” section on page 50 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of September 22, 2014.”

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Deane Gyllenhaal	16	150,385	16	14,734	3	17,496	0	0	0	0	0	0
Lou Bottari	24	154,910	18	15,571	3	17,496	0	0	0	0	0	0
Patrick Waddell	24	154,910	18	15,571	3	17,496	0	0	0	0	0	0
Peter Matthew	22	152,535	17	15,431	3	17,496	0	0	0	0	0	0

Under the section entitled “Ownership of Securities” on page 51 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Great-West Real Estate Index Fund as of September 22, 2014.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2014, and the Statement of Additional Information for Great-West Funds, Inc., dated May 1, 2014.

Please keep this Supplement for future reference.